Capital Structure and Financial Risk and Related Items - Financial risk factors (Details) - Foreign Currency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
USD
Financial risk factors
Possible change increase (as a percentage)	10.00%
Possible change decrease (as a percentage)	(10.00%)
Possible increase	$ 2,747	$ 2,853	$ 3,064
Possible decrease	$ (2,747)	(2,853)	(3,064)
EUR
Financial risk factors
Possible change increase (as a percentage)	2.00%
Possible change decrease (as a percentage)	(2.00%)
Possible increase	$ 897	934	985
Possible decrease	$ (897)	$ (934)	$ (985)